Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Hong Kong	$ (2,054)	$ 2,360	$ 819
PRC	(180)	(1,072)	(408)
Others	(115)	(131)	(13)
Total	$ (2,349)	$ 1,157	$ 398